Unaudited Condensed Consolidated Interim Statements of Changes In Equity (Deficit), Net - MXN ($) $ in Thousands	Total	Increase in Certificates of Contribution "A" [member]	Certificates of Contribution "A" [member]	Certificates of Contribution "A" [member] Increase in Certificates of Contribution "A" [member]	Mexican Government contributions [member]	Legal reserve [member]	Accumulated other comprehensive income (loss) [member] Cumulative currency translation effect [member]	Accumulated other comprehensive income (loss) [member] Actuarial (losses) gains on employee benefits effect [member]	Accumulated deficit [member]	Equity attributable to owners of parent [member]	Equity attributable to owners of parent [member] Increase in Certificates of Contribution "A" [member]	Non-controlling interests [member]
Beginning balance (From prior years [member]) at Dec. 31, 2020									$ (2,214,597,087)
Beginning balance at Dec. 31, 2020	$ 2,404,727,030		$ 524,931,447		$ 43,730,591	$ 1,002,130	$ 51,201,257	$ (302,486,247)	(508,878,813)	$ 2,405,096,722		$ 369,692
Statement [line items]
Transfer to accumulated deficit | From prior years [member]									(508,878,813)
Transfer to accumulated deficit									508,878,813
Increase in Certificates of Contribution "A"		$ 113,174,000		$ 113,174,000							$ 113,174,000
Total comprehensive income (loss)	218,293,073						(250,476)	241,537,187	(22,885,349)	218,401,362		(108,289)
Ending Balance (From prior years [member]) at Jun. 30, 2021									(2,723,475,900)
Ending Balance at Jun. 30, 2021	(2,073,259,957)		638,105,447		43,730,591	1,002,130	50,950,781	(60,949,060)	(22,885,349)	(2,073,521,360)		261,403
Beginning balance (From prior years [member]) at Dec. 31, 2021									(2,723,475,900)
Beginning balance at Dec. 31, 2021	(2,170,000,783)		841,285,576		43,730,591	1,002,130	58,945,725	(97,085,239)	(294,532,168)	(2,170,129,285)		128,502
Statement [line items]
Transfer to accumulated deficit | From prior years [member]									(294,532,168)
Transfer to accumulated deficit									294,532,168
Increase in Certificates of Contribution "A"		$ 90,437,539		$ 90,437,539							$ 90,437,539
Total comprehensive income (loss)	386,885,779						19,154,821	158,392,790	247,917,483	387,155,452		(269,673)
Ending Balance (From prior years [member]) at Jun. 30, 2022									(3,018,008,068)
Ending Balance at Jun. 30, 2022	(1,669,677,465)		$ 931,723,115		66,730,591	$ 1,002,130	$ 39,790,904	$ 61,307,551	$ 247,917,483	(1,669,536,294)		$ (141,171)
Statement [line items]
Proceeds from FONADIN grants	$ 23,000,000				$ 23,000,000					$ 23,000,000